Condensed Consolidated Statements of Operations (Q1) (Parenthetical) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Costs of operating expenses include stock based compensation expense as follows:
Stock based compensation	$ 84,588,000	$ 0
Research and Development [Member]
Costs of operating expenses include stock based compensation expense as follows:
Stock based compensation	30,142,500	0
General and Administration [Member]
Costs of operating expenses include stock based compensation expense as follows:
Stock based compensation	$ 54,445,500	$ 0